DEBT - Schedule of Debt (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 04, 2025 USD ($)	Oct. 21, 2025 USD ($)	Oct. 21, 2025 COP ($)	Mar. 06, 2025	Dec. 31, 2024 USD ($)	Dec. 19, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jan. 22, 2021 USD ($)	Jan. 22, 2021 COP ($)
Statement [Line Items]
Restricted cash	$ 6,598,299					$ 5,774,492
Remaining borrowing capacity	19,251,089
Amount outstanding	296,769,786					267,216,692
Accrued financing costs and debt issuance costs, net	(1,434,877)					(1,330,893)
Total	295,334,909					265,885,799		$ 269,854,235
Less: Current portion of long-term debt	(10,270,261)					(12,636,821)
Total Long-term debt	285,064,648					253,248,978
Bancolombia, S.A. ("Bancolombia")
Statement [Line Items]
Restricted cash							$ 1,700,000
Amount outstanding									$ 12,800,000	$ 44,500,000,000
Banco BTG Pactual Colombia S.A. ("BTG")
Statement [Line Items]
Amount outstanding			$ 12,813,416	$ 50,000,000,000
BBVA Peru
Statement [Line Items]
Annual Interest Rate		7.90%			7.90%
Amount outstanding		$ 10,000,000
Costa Rica
Statement [Line Items]
Restricted cash	2,142,846					2,142,846
Remaining borrowing capacity	0
Amount outstanding	$ 166,548,503					171,041,461
Costa Rica | Banco BAC San José, S.A. ("BAC Credomatic")
Statement [Line Items]
Expiration	April 2039
Borrowings, interest rate basis	+200
Annual Interest Rate	5.50%
Restricted cash	$ 1,450,000					1,450,000
Remaining borrowing capacity	0
Amount outstanding	$ 57,231,476					59,219,937
Costa Rica | Banco Davivienda Costa Rica ("Banco Davivienda CR")
Statement [Line Items]
Expiration	November 2038
Borrowings, interest rate basis	2.4
Restricted cash	$ 72,361					72,361
Remaining borrowing capacity	0
Amount outstanding	$ 7,315,944					7,663,083
Costa Rica | Banco Nacional de Costa Rica ("Banco Nacional")
Statement [Line Items]
Expiration	April 2048
Borrowings, interest rate basis	1.4
Restricted cash	$ 0					0
Remaining borrowing capacity	0
Amount outstanding	$ 63,167,409					64,518,109
Costa Rica | Banco Nacional
Statement [Line Items]
Expiration	April 2048
Borrowings, interest rate basis	1.4
Restricted cash	$ 480,000					480,000
Remaining borrowing capacity	0
Amount outstanding	$ 17,572,856					17,948,614
Costa Rica | Banco Nacional
Statement [Line Items]
Expiration	April 2048
Borrowings, interest rate basis	1.4
Restricted cash	$ 0					0
Remaining borrowing capacity	0
Amount outstanding	$ 14,573,599					14,885,225
Costa Rica | Banco Nacional
Statement [Line Items]
Expiration	April 2048
Borrowings, interest rate basis	2.8
Restricted cash	$ 140,485					140,485
Remaining borrowing capacity	0
Amount outstanding	6,687,219					6,806,493
Colombia
Statement [Line Items]
Restricted cash	1,900,485					1,653,588
Remaining borrowing capacity	8,251,089
Amount outstanding	$ 52,394,541					39,127,587
Colombia | Bancolombia, S.A. ("Bancolombia")
Statement [Line Items]
Expiration	January 2036
Borrowings, interest rate basis	+327
Restricted cash	$ 1,049,254					912,754
Remaining borrowing capacity	0
Amount outstanding	$ 22,032,387					19,394,855
Colombia | Bancolombia
Statement [Line Items]
Expiration	April 2036
Borrowings, interest rate basis	+365
Restricted cash	$ 851,231					740,834
Remaining borrowing capacity	0
Amount outstanding	$ 17,874,264					15,741,763
Colombia | Banco BTG Pactual Colombia S.A. ("BTG")
Statement [Line Items]
Expiration	May 2025
Borrowings, interest rate basis	+695
Restricted cash	$ 0					0
Remaining borrowing capacity	0
Amount outstanding	$ 0					3,990,969
Colombia | BTG
Statement [Line Items]
Expiration	October 2028
Borrowings, interest rate basis	+525
Restricted cash	$ 0					0
Remaining borrowing capacity	0
Amount outstanding	$ 12,487,890					0
Colombia | Banco Davivienda S.A. ("Banco Davivienda")
Statement [Line Items]
Expiration	November 2040
Borrowings, interest rate basis	+300
Restricted cash	$ 0					0
Remaining borrowing capacity	8,251,089
Amount outstanding	0					0
Peru
Statement [Line Items]
Restricted cash	2,554,968					1,978,058
Remaining borrowing capacity	11,000,000
Amount outstanding	$ 77,826,742					57,047,644
Peru | Banco BBVA Peru ("BBVA Peru") - Tranche A
Statement [Line Items]
Expiration	December 2033
Annual Interest Rate	8.50%
Restricted cash	$ 1,651,007					1,611,590
Remaining borrowing capacity	0
Amount outstanding	$ 44,086,269					46,478,607
Peru | BBVA Peru - Tranche B
Statement [Line Items]
Expiration	December 2033
Annual Interest Rate	8.40%
Restricted cash	$ 364,775					366,468
Remaining borrowing capacity	0
Amount outstanding	$ 9,740,473					10,569,037
Peru | BBVA Peru
Statement [Line Items]
Expiration	March 2034
Annual Interest Rate	7.90%
Restricted cash	$ 539,186					0
Remaining borrowing capacity	1,000,000
Amount outstanding	$ 24,000,000					0
Peru | BBVA, Banco Bilbao Vizcalla
Statement [Line Items]
Expiration	December 2035
Annual Interest Rate	7.90%
Restricted cash	$ 0					0
Remaining borrowing capacity	10,000,000
Amount outstanding	$ 0					$ 0